LEASES (Details 1) - Finance Lease [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
2024	$ 16,120	$ 28,420
2025	13,522	5,337
2026	3,567
Total undiscounted finance lease payments	33,209	33,757
Less: Imputed interest	(1,254)	(1,274)
Present value of finance lease liabilities	$ 31,955	$ 32,483